Long-Term Debt And Lines of Credit (Narrative) (Details) - 2014 Credit Agreement [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Revolving credit facility period, years	5 years
Standby letters of credit issued	$ 35,800,000
LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate	1.13%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Face amount of debt	$ 350,000,000
Unused lines of credit	288,000,000
Term Loan [Member]
Debt Instrument [Line Items]
Face amount of debt	$ 100,000,000